Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	Mar. 31, 2021	Sep. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Land use rights	$ 200,439	$ 193,168
Less: accumulated amortization	(56,313)	(52,175)
Land use right, net	$ 144,126	$ 140,993